Related Parties Balances and Transactions (Details) - USD ($) $ in Thousands	Jun. 01, 2021	Dec. 31, 2022
Related Parties Balances and Transactions [Line Items]
Aggregate additional Options amount	$ 200
Option valuation	$ 200
Cash and cash equivalents and deposit		$ 6,000
Payment liabilities		370
Chief Financial Officer [Member]
Related Parties Balances and Transactions [Line Items]
Granted options (in Shares)	21,000
Officer [Member]
Related Parties Balances and Transactions [Line Items]
Cash and cash equivalents and deposit		$ 6,000